Debt (Tables)	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Future Minimum Payments
Future Minimum Paycheck Protection Program loan payment by Fiscal Year
2021	$216,902

2022	148,528
Total Paycheck Protection Program loan	$365,430